UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

Asset-Backed Issuer Distribution Report Pursuant to Section 13 or 15(d) of the
Securities Exchange Act of 1934

For the monthly distribution period from July 1, 2015 to July 31, 2015

Commission File Number of issuing entity: 333-184646-01

USAA Auto Owner Trust 2014-1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-184646

USAA Acceptance, LLC

(Exact name of depositor as specified in its charter)

USAA Federal Savings Bank

(Exact name of sponsor as specified in its charter)

Delaware	71-0898378
(State or other jurisdiction of incorporation	(I.R.S. Employer
or organization of the depositor)	Identification No.)

9830 Colonnade Blvd., Suite 600
San Antonio, Texas	78230
(Address of principal executive offices of the depositor)	(Zip Code)

(210) 498-0029

(Telephone number, including area code)

Title of Class	Registered/reporting pursuant to (check one)			Name of exchange

	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
A-1	[____]	[____]	[_X_]
A-2	[____]	[____]	[_X_]
A-3	[____]	[____]	[_X_]
A-4	[____]	[____]	[_X_]
B	[____]	[____]	[_X_]

Indicate by check mark if the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports) and (2) has been subject to such filing requirements for the past 90 days.

Yes:  ☒             No:  ☐

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Part I – Distribution Information

Item 1. Distribution and Pool Performance Information.

The description of the distribution and pool performance for the distribution period from July 1, 2015 to July 31, 2015 is provided on the monthly statement attached as Exhibit 99.1 to this Form 10-D.

Distributions are made by the Trustee (on behalf of the issuing entity) to Noteholders pursuant to the Indenture, dated as of February 28, 2014, between USAA Auto Owner Trust 2014-1, as issuer (the “Trust”) and U.S. Bank National Association, as indenture trustee (the “Indenture Trustee”) and the Sale and Servicing Agreement, dated as of February 28, 2014, between the Trust, USAA Acceptance, LLC, as depositor, USAA Federal Savings Bank, as seller and servicer and the Trust. Capitalized terms used but not defined in this report on Form 10-D (including the Monthly Statement to Noteholders attached hereto as Exhibit 99.1) are used as defined in the Indenture and the Sale and Servicing Agreement filed on Form 8-K with the Securities and Exchange Commission.

See the Indenture, the Sale and Servicing Agreement and the Prospectus Supplement dated February 25, 2014 filed with the Commission on February 26, 2014 pursuant to Rule 424(b)(5) of the Securities Act for a description of transaction parties, calculation formulas, allocations and purposes of the distribution and pool performance information in Exhibit 99.1.

No assets securitized by USAA Federal Savings Bank (the “Securitizer”) and held by the Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from July 1, 2015 to July 31, 2015. The Securitizer filed its most recent Form ABS -15G on February 13, 2015. The CIK number of the Securitizer is 0000908392.

Part II – Other Information

Item 2 – Legal Proceedings.

U.S. Bank National Association, as the indenture trustee, has provided the following updated information for inclusion in this Form 10-D:

Since 2014 various plaintiffs or groups of plaintiffs, primarily investors, have filed claims against U.S. Bank National Association (“U.S. Bank”), in its capacity as trustee or successor trustee (as the case may be) under certain residential mortgage backed securities (“RMBS”) trusts. The plaintiffs or plaintiff groups have filed substantially similar complaints against other RMBS trustees, including Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and Wells Fargo. The complaints against U.S. Bank allege the trustee caused losses to investors as a result of alleged failures by the sponsors, mortgage loan sellers and servicers for these RMBS trusts and assert causes of action based upon the trustee’s purported failure to enforce repurchase obligations of mortgage loan sellers for alleged breaches of representations and warranties concerning loan quality. The complaints also assert that the trustee failed to notify securityholders of purported events of default allegedly caused by breaches of servicing standards by mortgage loan servicers and that the trustee purportedly failed to abide by a heightened standard of care following alleged events of default.

Currently U.S. Bank is a defendant in multiple actions alleging individual or class action claims against the trustee with respect to multiple trusts as described above with the most substantial case being: BlackRock Balanced Capital Portfolio et al v. U.S. Bank National Association, No. 605204/2015 (N.Y. Sup. Ct.) (class action alleging claims with respect to approximately 794 trusts) and its companion case BlackRock Core Bond Portfolio et al v. U.S Bank National Association, No. 14-cv-9401 (S.D.N.Y.). Some of the trusts implicated in the aforementioned Blackrock cases, as well as other trusts, are involved in actions brought by separate groups of plaintiffs related to no more than 100 trusts per case. There can be no assurance as to the outcome of any of the litigation, or the possible impact of these litigations on the trustee or the RMBS trusts. However, U.S. Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of losses to investors and that it has meritorious defenses, and it intends to contest the plaintiffs’ claims vigorously.

Item 3. Sales of Securities and Use of Proceeds.

None

Item 4. Defaults Upon Senior Securities.

None

Item 5. Submission of Matters to a Vote of Security Holders.

None

Item 6. Significant Obligors of Pool Assets.

None

Item 7. Significant Enhancement Provider Information.

None

Item 8. Other Information.

None

Item 9. Exhibits.

Exhibit No.	Description

99.1	Monthly Statement furnished to Noteholders
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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Servicer has duly caused this report to be signed on behalf of the Issuing Entity by the undersigned hereunto duly authorized.

USAA FEDERAL SAVINGS BANK

	By:	/s/ MICHAEL J. BROKER
Name: Michael J. Broker
Title: Vice President
Dated: August 17, 2015
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Exhibit Index

Exhibit

99.1	Monthly Statement to Noteholders